NOTE 6 - INTANGIBLE ASSETS - Trademarks (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-Lived Trademarks	$ 31,734	$ 32,829	$ 17,330
Finite-Lived Intangible Assets, Foreign Currency Translation Gain (Loss)			78,629
Trademarks [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Foreign Currency Translation Gain (Loss)	3,282	124	(474)
Trademarks Consisted Of [Member]
Indefinite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Foreign Currency Translation Gain (Loss)
Newz Mine [Member]
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-Lived Trademarks	9,636	9,636	5,461
Citizens Journalist [Member]
Indefinite-Lived Intangible Assets [Line Items]
Indefinite-Lived Trademarks	$ 25,380	$ 23,193	$ 11,869